Capital Structure, Common Stock - Equity Offerings in 2019 (Details) - USD ($) $ / shares in Units, $ in Thousands															1 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021	May 06, 2021	Apr. 26, 2021	Mar. 24, 2021	Feb. 19, 2021	Jan. 08, 2021	Sep. 01, 2020	Aug. 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019	Oct. 31, 2020	Jun. 30, 2019	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 13, 2019
Common Stock [Abstract]
Number of units issued (in shares)		4,285,714	4,285,714			7,986,913
Common stock, par value (in dollars per share)																		$ 0.0001	$ 0.0001	$ 0.0001
Number of securities called by each warrant (in shares)			1			1												1		1
Warrant exercise price (in dollars per share)			$ 0.70			$ 0.70							$ 2.72						$ 5.00
Shares issued (in shares)	7,986,913			955,730	44,150,000		2,582,142		2,709,375	2,684,375	3,171,875	3,125,000			2,000,000			2,263,421			1,129,226
Gross proceeds					$ 75,055		$ 1,782	$ 25,000	$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899		$ 20		$ 73,750	$ 4,100
Net proceeds					$ 69,971												$ 71,835
Sales price (in dollars per share)			$ 0.70		$ 1.70	$ 0.70			$ 1.92	$ 1.92	$ 1.92	$ 2.16		$ 3.40				$ 0.70		$ 0.70
Pre-Funded Warrant [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)			1			1
Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
Warrant exercise price (in dollars per share)														$ 59.84								$ 16.00
Warrants issued (in shares)														415,845
Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
Warrant exercise price (in dollars per share)														$ 59.84
Warrants issued (in shares)														415,845
Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)			1			1		35,714,286						1
Shares issued (in shares)																			92,387,541	66,477,489
Public Offering [Member]
Common Stock [Abstract]
Number of units issued (in shares)														262,500
Common stock, par value (in dollars per share)														$ 0.0001
Shares issued (in shares)														172,812		89,687
Warrants issued (in shares)														89,687
Gross proceeds														$ 14,923
Net proceeds														$ 12,647
Public Offering [Member] | Pre-Funded Warrant [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)														1
Warrant exercise price (in dollars per share)														$ 0.01
Public Offering [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
Number of securities called by each warrant (in shares)														1
Public Offering [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
Number of securities called by each warrant (in shares)														1
Warrant exercise price (in dollars per share)														$ 54.40
Public Offering [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
JDH Private Placement [Member]
Common Stock [Abstract]
Number of units issued (in shares)														113,970
Sales price (in dollars per share)														$ 54.40
JDH Private Placement [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
JDH Private Placement [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1
JDH Private Placement [Member] | Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)														1